Capital and Other Components of Equity (Details 2) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other components of equity [Line Items]
Group reorganization	$ 0		$ 57,042
Related tax	(191,809)	$ (316,372)	(230,202)
AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	256,062	777,297	6,015,336
Adjustments on initial application of new standards	(73,215)
Foreign operations - foreign currency translation differences	(336,902)	(1,882,545)	(5,510,836)
Net change in fair value of financial assets at FVTOCI	(754,813)
Effective portion of changes in fair value of cash flow hedges		(21,992)	7,199
Net change in fair value of available-for-sale financial assets		1,146,422	769,410
Equity-accounted investees - share of other comprehensive income	(16,663)	(62,327)	(344,744)
Realized gain on sales of securities reclassified to profit or loss	(107,457)		(268,725)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	50,084
Group reorganization	(22,225)
Related tax	157,359	299,207	109,657
Balance ending	(847,770)	256,062	777,297
Cumulative translation differences | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	(1,120,969)	531,006	6,540,196
Adjustments on initial application of new standards	0
Foreign operations - foreign currency translation differences	(336,902)	(1,882,545)	(5,510,836)
Net change in fair value of financial assets at FVTOCI	0
Effective portion of changes in fair value of cash flow hedges		0	0
Net change in fair value of available-for-sale financial assets		0	0
Equity-accounted investees - share of other comprehensive income	(19,716)	(68,637)	(342,162)
Realized gain on sales of securities reclassified to profit or loss	(107,457)		(265,849)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	0
Group reorganization	(22,225)
Related tax	157,359	299,207	109,657
Balance ending	(1,449,910)	(1,120,969)	531,006
Unrealized gains (losses) on available-for-sale financial assets
Disclosure of other components of equity [Line Items]
Group reorganization	0		0
Related tax			0
Unrealized gains (losses) on available-for-sale financial assets | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	1,377,031	224,299	(539,653)
Adjustments on initial application of new standards	(1,377,031)
Foreign operations - foreign currency translation differences	0	0	0
Net change in fair value of financial assets at FVTOCI	0
Effective portion of changes in fair value of cash flow hedges		0	0
Net change in fair value of available-for-sale financial assets		1,146,422	769,410
Equity-accounted investees - share of other comprehensive income	0	6,310	(2,582)
Realized gain on sales of securities reclassified to profit or loss	0		(2,876)
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	0
Group reorganization	0
Related tax	0	0
Balance ending	0	1,377,031	224,299
Unrealized gains (losses) on cash flow hedges
Disclosure of other components of equity [Line Items]
Group reorganization	0		0
Unrealized gains (losses) on cash flow hedges | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	0	21,992	14,793
Foreign operations - foreign currency translation differences		0	0
Effective portion of changes in fair value of cash flow hedges		(21,992)	7,199
Net change in fair value of available-for-sale financial assets		0	0
Equity-accounted investees - share of other comprehensive income		0	0
Realized gain on sales of securities reclassified to profit or loss			0
Related tax		0	0
Balance ending		0	$ 21,992
Unrealized gains (losses) on financial assets at FVTOCI | AOCI Attributable to Parent [Member]
Disclosure of other components of equity [Line Items]
Balance beginning	0
Adjustments on initial application of new standards	1,303,816
Foreign operations - foreign currency translation differences	0
Net change in fair value of financial assets at FVTOCI	(754,813)
Equity-accounted investees - share of other comprehensive income	3,053
Realized gain on sales of securities reclassified to profit or loss	0
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	50,084
Group reorganization	0
Related tax	0
Balance ending	$ 602,140	$ 0